CONTINGENCIES - Horgos Baosheng (Details) - Horgos Baosheng - Wrongfully terminated dispute	Apr. 23, 2020 CNY (¥)	Apr. 23, 2020 USD ($)	Aug. 23, 2019 CNY (¥)	Aug. 23, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Loss Contingencies [Line Items]
Loss contingencies, amount accrued					¥ 424,161	$ 60,873
Arbitration Committee
Loss Contingencies [Line Items]
Damage awarded			¥ 424,161	$ 60,000
Court in Beijing
Loss Contingencies [Line Items]
Damage awarded	¥ 424,161	$ 60,000